Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 17,121,362	¥ 12,167,858
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	15,208,696	10,632,213
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	254,064	273,819
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,272,714	1,231,447
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 385,888	¥ 30,379